Unaudited Interim Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended									8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 77,481	$ 250,371	$ 203,207	$ 241,836	$ 237,918	$ 281,311	$ 454,088	$ 275,526	$ 292,936	$ 282,888	$ 562,147	$ 761,065	$ 964,272	$ 1,305,438	$ 1,082,826
Operating income (loss)	1,430	(13,493)	(2,829,662)	(18,875)	(95,453)	(1,132,555)	116,261	(640,012)	(118,710)	(23,812)	(76,426)	(1,246,883)	(4,076,545)	(666,273)	(946,074)
Net loss from continuing operations	$ 250,228	$ (23,665)	$ (2,822,720)	$ (50,868)	$ (42,194)	$ (1,062,677)	(32,870)	(444,871)	(151,960)	(67,068)	$ (21,454)	$ (1,155,739)	(3,978,459)	(696,769)	(885,050)
Net loss from discontinued operations, net of tax							$ 0	$ 0	$ 0	$ (3,821)			$ 0	$ (3,821)	$ 0
Basic:
Loss from continuing operations			$ (11.24)	$ (0.20)	$ (0.17)	$ (4.25)	$ (0.13)	$ (1.79)	$ (0.61)	$ (0.27)			$ (15.86)	$ (2.79)	$ (3.59)
Loss from discontinued operations							0	0	0	(0.02)			0	(0.02)	0
Diluted:
Loss from continuing operations			$ (11.24)	$ (0.20)	$ (0.17)	$ (4.25)	(0.13)	(1.79)	(0.61)	(0.27)			(15.86)	(2.79)	(3.59)
Loss from discontinued operations							$ 0	$ 0	$ 0	$ (0.02)			$ 0	$ (0.02)	$ 0